Consolidated Statements of Earnings - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenue	$ 12,867,201	$ 12,126,793
Operating expenses
Costs of services, selling and administrative	10,776,564	10,178,164
Acquisition-related and integration costs	27,654	7,371
Net finance costs	92,023	106,798
Foreign exchange loss (gain)	4,001	(3,532)
Operating expenses	10,900,242	10,288,801
Earnings before income taxes	1,966,959	1,837,992
Income tax expense	500,817	468,920
Net earnings	$ 1,466,142	$ 1,369,072
Earnings per share
Basic earnings per share (CAD per share)	$ 6.13	$ 5.50
Diluted earnings per share (CAD per share)	$ 6.04	$ 5.41